UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05037

Professionally Managed Portfolios
615 East Michigan Street
Milwaukee, WI 53202

Jason Hadler
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
777 E. Wisconsin Avenue
Milwaukee, WI 53202

Registrant’s telephone number, including area code: (414) 765-4324

Date of fiscal year end: December 31

Date of reporting period: July 1, 2021 - June 30, 2022

Muzinich Credit Opportunities Fund
The Series did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

Muzinich U.S. High Yield Credit Fund
--------------------------------------------------------------------------------------------------------------------------
 INTELSAT JACKSON
--------------------------------------------------------------------------------------------------------------------------
        Security:  LX170311
    Meeting Type:  Special
    Meeting Date:  29-Oct-2021
          Ticker:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                                            Proposal          Proposal Vote                  For/Against
 Type                                                       Management

1.	Plan of reorganization of Intelsat Mgmt For For
Jackson and its debtor affiliates under
Chapter 11 of the Bankruptcy Code.
--------------------------------------------------------------------------------------------------------------------------
 MALLINCKRODT PLC
--------------------------------------------------------------------------------------------------------------------------
        Security:  561233AA5
    Meeting Type:  Special
    Meeting Date:  3-Sept-2021
          Ticker:  MNKPF
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                                            Proposal          Proposal Vote                  For/Against
 Type                                                      Management

1.	Joint plan of reorganization of Mgmt For For
Mallinckrodt PLC and its debtor affiliates
under Chapter 11 of the Bankruptcy Code.

Muzinich Low Duration Fund
The Series did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

Muzinich High Income Floating Rate Fund
--------------------------------------------------------------------------------------------------------------------------
 MALLINCKRODT PLC
--------------------------------------------------------------------------------------------------------------------------
        Security:  LX160638
    Meeting Type:  Special
    Meeting Date:  3-Sept-2021
          Ticker:  MNKPF
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                                            Proposal            Proposal Vote                  For/Against
      Type                                                         Management

1.	Joint plan of reorganization of Mgmt For For
Mallinckrodt PLC and its debtor affiliates
under Chapter 11 of the Bankruptcy Code.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title)*  /s/ Jason Hadler
Jason Hadler
President and Principal Executive Officer

Date     8/30/2022
* Print the name and title of each signing officer under his or her signature.